Janus Henderson Research Fund Expense Example, No Redemption - Class A C S I N R T Shares [Member] - Janus Henderson Research Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 674
Expense Example, No Redemption, 3 Years	884
Expense Example, No Redemption, 5 Years	1,111
Expense Example, No Redemption, 10 Years	1,762
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	568
Expense Example, No Redemption, 5 Years	978
Expense Example, No Redemption, 10 Years	1,920
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	125
Expense Example, No Redemption, 3 Years	390
Expense Example, No Redemption, 5 Years	676
Expense Example, No Redemption, 10 Years	1,489
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,002
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	894
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	478
Expense Example, No Redemption, 5 Years	829
Expense Example, No Redemption, 10 Years	1,819
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	531
Expense Example, No Redemption, 10 Years	$ 1,178